AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2023
	Shares	Value
Common Stocks - 99.6%
Communication Services - 1.8%
Telkom Indonesia Persero Tbk PT (Indonesia)	41,327,570	$10,602,429
Consumer Discretionary - 8.9%
BYD Co., Ltd., Class H (China)	536,090	14,787,847
KB Home (United States)	171,779	10,729,316
LKQ Corp. (United States)	166,282	7,946,617
Shimano, Inc. (Japan)	38,000	5,853,679
TopBuild Corp. (United States)*	34,756	13,007,781

Total Consumer Discretionary		52,325,240
Consumer Staples - 4.9%
Kerry Group PLC, Class A (Ireland)	64,348	5,585,364
McCormick & Co., Inc., Non-Voting Shares (United States)	148,580	10,165,844
Sprouts Farmers Market, Inc. (United States)*	264,893	12,744,002

Total Consumer Staples		28,495,210
Financials - 15.2%
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)	843,582	15,454,422
The Charles Schwab Corp. (United States)	159,244	10,955,987
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)[1]	274,157	7,561,250
Hannover Rueck SE (Germany)	38,873	9,294,686
HDFC Bank, Ltd., ADR (India)	160,149	10,747,600
Macquarie Group, Ltd. (Australia)	82,987	10,388,462
ORIX Corp. (Japan)	738,650	13,872,722
PayPal Holdings, Inc. (United States)*	107,420	6,596,662
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,019,000	4,613,318

Total Financials		89,485,109
Health Care - 13.0%
Agilent Technologies, Inc. (United States)	79,229	11,015,208
Biogen, Inc. (United States)*	29,049	7,517,010
CSL, Ltd. (Australia)	63,331	12,346,322
Edwards Lifesciences Corp. (United States)*	107,698	8,211,973
Gilead Sciences, Inc. (United States)	120,641	9,773,127
Hologic, Inc. (United States)*	119,560	8,542,562
Hoya Corp. (Japan)	76,200	9,489,890
Regeneron Pharmaceuticals, Inc. (United States)*	10,950	9,617,275

Total Health Care		76,513,367
Industrials - 28.2%
Ashtead Group PLC (United Kingdom)	131,912	9,168,831
The AZEK Co., Inc. (United States)*	249,614	9,547,736
Carrier Global Corp. (United States)	152,931	8,785,886
	Shares	Value

Daikin Industries, Ltd. (Japan)	46,413	$7,529,116
Industrie De Nora S.P.A. (Italy)[1]	511,566	8,881,233
Kurita Water Industries, Ltd. (Japan)	281,000	10,960,458
LG Energy Solution, Ltd. (South Korea)*	17,840	5,887,479
Prysmian SpA (Italy)	212,306	9,677,982
RELX PLC (United Kingdom)	148,844	5,905,210
Rexel, S.A. (France)	406,635	11,160,599
Schneider Electric SE (France)	89,164	17,949,262
Sociedad Quimica y Minera de Chile, S.A., Sponsored ADR (Chile)[1]	128,070	7,712,376
Spirax-Sarco Engineering PLC (United Kingdom)	68,025	9,101,452
TOMRA Systems A.S.A. (Norway)[1]	409,410	4,963,730
Vestas Wind Systems A/S (Denmark)*	308,565	9,763,528
Westinghouse Air Brake Technologies Corp. (United States)	108,427	13,759,386
Xylem, Inc. (United States)	130,995	14,980,588

Total Industrials		165,734,852
Information Technology - 18.6%
Adobe, Inc. (United States)*	20,544	12,256,550
Akamai Technologies, Inc. (United States)*	72,469	8,576,706
Applied Materials, Inc. (United States)	67,506	10,940,697
Enphase Energy, Inc. (United States)*	70,361	9,297,502
First Solar, Inc. (United States)*	66,031	11,375,821
Infineon Technologies AG (Germany)	308,100	12,867,061
Intuit, Inc. (United States)	29,889	18,681,522
Keyence Corp. (Japan)	18,000	7,908,417
salesforce.com, Inc. (United States)*	66,448	17,485,127

Total Information Technology		109,389,403
Materials - 4.8%
Borregaard A.S.A. (Norway)	660,886	11,149,309
DSM-Firmenich AG (Switzerland)	58,552	5,954,354
Ecolab, Inc. (United States)	57,175	11,340,661

Total Materials		28,444,324
Real Estate - 1.8%
Weyerhaeuser Co., REIT (United States)	297,227	10,334,583
Utilities - 2.4%
American Water Works Co., Inc. (United States)	72,103	9,516,875
Orsted A.S. (Denmark)[2]	81,650	4,526,396

Total Utilities		14,043,271

Total Common Stocks (Cost $569,633,274)		585,367,788

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 2.1%
Joint Repurchase Agreements - 1.9%[3]
Citigroup Global Markets, Inc., dated 12/29/23, due 01/02/24, 5.340% total to be received $2,716,142 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.500%, 07/20/37 - 12/20/53, totaling $2,768,822)	$2,714,531	$2,714,531
Daiwa Capital Markets America, dated 12/29/23, due 01/02/24, 5.380% total to be received $2,716,154 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 03/22/24 - 01/01/54, totaling $2,769,155)	2,714,531	2,714,531
Deutsche Bank Securities, Inc., dated 12/29/23, due 01/02/24, 5.350% total to be received $2,716,145 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 09/01/46 - 06/01/62, totaling $2,768,822)	2,714,531	2,714,531
RBC Dominion Securities, Inc., dated 12/29/23, due 01/02/24, 5.340% total to be received $2,716,142 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 01/15/24 - 12/01/53, totaling $2,768,822)	2,714,531	2,714,531

Total Joint Repurchase Agreements		10,858,124

	Shares	Value
Other Investment Companies - 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.25%[4]	563,483	$563,483
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.32%[4]	845,225	845,225

Total Other Investment Companies		1,408,708

Total Short-Term Investments (Cost $12,266,832)		12,266,832
Total Investments - 101.7% (Cost $581,900,106)		597,634,620
Other Assets, less Liabilities - (1.7)%		(10,183,318)
Net Assets - 100.0%		$587,451,302

*	Non-income producing security.
[1]	Some of these securities, amounting to $13,288,225 or 2.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the value of this security amounted to $4,526,396 or 0.8% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the December 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$54,785,972	$110,948,880	—	$165,734,852
Information Technology	88,613,925	20,775,478	—	109,389,403
Financials	51,315,921	38,169,188	—	89,485,109
Health Care	54,677,155	21,836,212	—	76,513,367
Consumer Discretionary	31,683,714	20,641,526	—	52,325,240
Consumer Staples	22,909,846	5,585,364	—	28,495,210
Materials	22,489,970	5,954,354	—	28,444,324
Utilities	9,516,875	4,526,396	—	14,043,271
Communication Services	—	10,602,429	—	10,602,429
Real Estate	10,334,583	—	—	10,334,583
Short-Term Investments
Joint Repurchase Agreements	—	10,858,124	—	10,858,124
Other Investment Companies	1,408,708	—	—	1,408,708
Total Investments in Securities	$347,736,669	$249,897,951	—	$597,634,620

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended December 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at December 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	3.9
Chile	1.3
China	3.3
Denmark	2.4
France	5.0
Germany	3.8
India	1.8
Indonesia	4.4
Ireland	1.0
Country	% of Long-Term Investments
Italy	3.2
Japan	9.5
Norway	2.8
South Korea	1.0
Switzerland	1.0
United Kingdom	4.1
United States	51.5
100.0

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,288,225	$10,858,124	$3,133,143	$13,991,267
The following table summarizes the securities received as collateral for securities lending at December 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/24-08/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.